Property, Plant And Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment, net:
Cost	$ 4,628.5	$ 5,255.6
Accumulated depreciation and amortization	(2,961.3)	(3,188.4)
Property, plant and equipment, net	1,667.2	2,067.2
- Cumulative capitalized interest, net of amortization	2.1	2.5
- Depreciation charge for the year on property, plant and equipment	(344.6)	(304.1)	(323.9)
Mining Properties, Mine Development Costs, Mine Plant Facilities and Mineral Interests [Member]
Property, plant and equipment, net:
Property, plant and equipment, net	1,638.5	2,019.3
Asset Rehabilitation Costs [Member]
Property, plant and equipment, net:
Property, plant and equipment, net	15.9	30.2
Other Non-Mining Assets [Member]
Property, plant and equipment, net:
Property, plant and equipment, net	$ 12.8	$ 17.7